2. BASIS OF PRESENTATION: (f) Critical accounting judgements (Policies)	12 Months Ended
Jan. 31, 2022
Policies
(f) Critical accounting judgements

(f)Critical accounting judgements

The preparation of these financial statements, in conformity with IFRS, requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses.  Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis.  Revisions of accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected by that revision.

(i)Going concern

The Company’s ability to execute its strategy by funding future working capital requirements requires judgment.  Assumptions are continually evaluated and are based on historical experience and expectations of future events that are believed to be reasonable under the circumstances (see Note 2(b)).

(ii)Option based payments

The Company has an equity-settled option to purchase shares plan for Eligible Persons (as defined by the policies of the TSX Venture Exchange and/or National Instrument 45-106).  The fair value of the share purchase options are estimated on the measurement date by using the Black-Scholes option-pricing model, based on certain assumptions and recognized as option based payments expense over the vesting period of the option with a corresponding increase to equity as contributed surplus.  Those assumptions are described in Note 8 of the annual financial statements and include, among others, expected volatility, forfeiture rate, expected life of the options and number of options expected to vest.

(iii)Exploration and evaluation assets & Mineral property interests

Although the Company has taken steps to verify title to mineral properties in which it has an interest in accordance with industry standards for the current stage of exploration of such properties, these procedures do not guarantee the Company’s title.  Property title may be subject to unregistered prior agreements and non-compliance with regulatory requirements.

Recovery of amounts indicated under mining properties and the related exploration and evaluation assets are subject to the discovery of economically recoverable reserves, the Company’s ability to obtain the necessary permits, the Company's ability to obtain the financing required to complete development and profitable future production or the proceeds from the sale of such assets.

Significant assumptions and estimates used by management to determine the recoverable value are included in Note 3(d).